Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturities of lease liabilities:
Remainder of 2025	$ 7,259
Year I	29,466	$ 28,608
Year II	25,167	29,466
Year III		25,167
Year III and thereafter
Total undiscounted cash flows	61,892	83,241
Less discounting	(5,927)	(10,536)
Present value of lease liabilities	$ 55,965	72,705	$ 234,043
Year IV
Year IV and thereafter